[MassMutual Logo appears here]	Gary F. Murtagh Vice President and Senior Counsel

Law Division 1295 State Street B420 Springfield, MA 01111 Tel: 413.744.6240 email: gmurtagh@massmutual.com

January 31, 2017

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

MassMutual ElectrumSM

Initial Registration Statement on Form N-6

Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company and Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 to register MassMutual ElectrumSM a new flexible premium variable adjustable life insurance policy (the “Policy’’) issued by Massachusetts Mutual Life Insurance Company.

The Policy will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing. I may be reached at 413-744-6240 or at gmurtagh@massmutual.com.

Sincerely,

/s/ Gary F. Murtagh

Gary F. Murtagh

Vice President and Senior Counsel